Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	100,000,000	100,000,000	100,000,000
Temporary equity, shares issued	2,319,435	5,556,350	11,500,000
Temporary equity, shares oustanding	2,319,435	5,556,350	11,500,000
Temporary equity, redemption per share	$ 11.47	$ 11.02	$ 10.30
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	635,075	635,075	635,075
Common stock, shares outstanding	635,075	635,075	635,075
Common stock representative shares	115,000	115,000	115,000
Common stock, shares subject to possible redemption		5,556,350	11,500,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	2,875,000	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000	2,875,000